Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 642.8 million on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Investments held for trading	Rs.	28,158.8	Rs.	521.8	Rs.	27,637.0
Investments available for sale		480,756.0		484.7		480,271.3

Total	Rs.	508,914.8	Rs.	1,006.5	Rs.	507,908.3

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 587.9 million on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	38,216.9	Rs.	2.9	Rs.	38,214.0
Securities Available-for-Sale		628,116.8		874.0		627,242.8

Total	Rs.	666,333.7	Rs.	876.9	Rs.	665,456.8
	US$	14,960.4	US$	19.7	US$	14,940.7

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	77,929.2	Rs.	—	Rs.	77,929.2	Rs.	—
Derivative liabilities	Rs.	75,326.1	Rs.	—	Rs.	75,326.1	Rs.	—

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	75,593.6	Rs.	—	Rs.	75,593.6	Rs. —
Derivative liabilities	Rs.	74,401.8	Rs.	—	Rs.	74,401.8	Rs. —